SUPPLEMENT TO THE PROSPECTUS
Supplement dated February 9, 2023, to the Prospectus dated June 28, 2022.

MFS® Diversified Income Fund

Effective immediately, the following is added after the tables in the sections entitled "Portfolio Manager(s)" under the main headings entitled "Summary of Key Information" and "Management of the Fund":
Effective April 30, 2024, Matt Ryan will no longer be a portfolio manager of the fund.

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